SCHEDULE OF UNDERWRITER WARRANTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Warrants Outstanding, January 1, 2023	16,708,414
Warrants Outstanding, June 30, 2023	23,492,221
Underwriter Warrants [Member]
Warrants Outstanding, January 1, 2023
Warrants issued | $	$ 570,250
Warrants Outstanding, June 30, 2023	570,250,000